Net income (loss) per share (Details 2)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Net income (loss) per share
Total shares excluded from calculation	3,101,667	44,218	600,000	1,300,000
Stock Options
Net income (loss) per share
Total shares excluded from calculation	1,987,860	44,218
Unvested restricted stock
Net income (loss) per share
Total shares excluded from calculation	1,113,807